Note 13 - Retirement and Pension Plans - Summary of Funded Status of the Plan (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accumulated benefit obligation	$ (852)	$ (846)
Project benefit obligation	(1,018)	(1,026)	$ (877)	$ (838)
Plan assets at fair value	697	671	$ 596	$ 566
Funded status of the plan	$ (321)	$ (355)